Investments in Affiliates and Available-for-Sale Securities - Navios Europe I and Navios Europe II (Details) $ in Thousands	2 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Feb. 18, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013 USD ($)
Investments In And Advances To Affiliates [Line Items]
Long-term debt		$ 1,628,896	$ 1,584,023	$ 1,628,896	$ 1,584,023
Investments in affiliates		388,772	371,405	388,772	371,405	$ 381,746	$ 381,746
Portion of the carrying balance of related party loan		21,827		21,827		16,474	16,474
Equity in net earnings of affiliated companies		3,424	17,968	16,376	31,880
Proceeds from long-term loans				63,008	0
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		5,048		5,048		5,386	5,386	$ 6,763
Estimated maximum potential loss				17,011			15,763
Investments in affiliates		7,564		7,564		6,895	6,895
Investments in affiliates		5,765		$ 5,765		5,497	5,497	$ 4,750
Profit Sharing Arrangement				On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies		330	399	$ 669	560
Number of vessels acquired								10
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan		9,447		9,447		8,868	8,868
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity									$ 24,100
Navios Europe I | 10 vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt								$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee	$ 9,419	8,424		8,424		8,895	8,895
Estimated maximum potential loss				21,083			15,858
Investments in affiliates		7,974		7,974		7,958	7,958
Investments in affiliates	6,650	6,672		$ 6,672		$ 7,333	7,333
Profit Sharing Arrangement				On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies		(73)	$ 33	$ 16	$ 33
Number of vessels acquired						14
Proceeds from long-term loans						$ 131,550
Navios Europe II | New Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt Instrument Face Amount						182,150	182,150
Loans Payable Fair Value Disclosure						99,147	99,147
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan		13,109		13,109		7,900	7,900
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity		$ 38,500		$ 38,500
Navios Europe II | 14 Vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt						$ 14,000	$ 14,000
Navios Europe II | 14 Vessels | Senior Loan $131.550
Investments In And Advances To Affiliates [Line Items]
Cash consideration	$ 145,550